Trade Receivables, Net	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables Text Block [Abstract]
TRADE RECEIVABLES, NET
NOTE 7:-	TRADE RECEIVABLES, NET

	December 31,
	2022	2021
	USD in thousands

Account receivable	23,317	24,087
Unbilled receivable	1,020	1,909
Checks collectible	405	82
Contracts in progress	-	12
Allowance for doubtful debt	(685)	(438)
Trade receivables, net	24,057	25,652

The Company grants its customers interest-free credit for an average period of 90 days. Impaired debts are accounted for through recording an allowance for doubtful accounts.

Movement in allowance for doubtful accounts:

USD in thousands
Balance as of January 1, 2022	438
Provision during the year	247
Balance as of December 31, 2022	685

Following is information about the credit risk exposure of the Company’s trade receivables:

		Past due trade receivables
	Not past due	< 30 days	31-60 days	60-90 days	90-120 days	>120 days	Total
	USD in thousands
Trade receivables before allowance for doubtful accounts	21,147	1,850	349	183	145	1,068	24,742

Allowance for doubtful accounts	-	-	-	-	-	685	685

December 31, 2022	21,147	1,850	349	183	145	383	24,057

December 31, 2021	21,738	1,901	384	590	222	817	25,652